Condensed Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions	Total	Capital	Share premium	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Revaluation reserves	Other reserves	(-) Own shares	Profit Attributable to shareholders of the parent	(-) Interim dividends	Other comprehensive income	Non-Controlling interest, Other comprehensive income	Non-Controlling interest, Other items
Equity at beginning of period (Previously stated) at Dec. 31, 2023	€ 104,241	€ 8,092	€ 44,373	€ 720	€ 195	€ 74,114	€ 0	€ (5,751)	€ (1,078)	€ 11,076	€ (1,298)	€ (35,020)	€ (1,559)	€ 10,377
Equity at beginning of period (Adjustments due to changes in accounting policies) at Dec. 31, 2023	0
Equity at beginning of period (Adjustments due to errors) at Dec. 31, 2023	0
Equity at beginning of period at Dec. 31, 2023	104,241	8,092	44,373	720	195	74,114	0	(5,751)	(1,078)	11,076	(1,298)	(35,020)	(1,559)	10,377
Total recognised income and expense	4,199									6,059		(2,080)	(313)	533
Other changes in equity	(4,792)	(345)	(2,769)	15	(6)	8,210		(65)	1,072	(11,076)	1,298	137		(1,263)
Issuance of ordinary shares	0
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	(590)													(590)
Conversion of financial liabilities into equity	0
Capital reduction	(93)	(345)	(2,769)					345	2,769					(93)
Dividends recognised as distributions to owners	(2,088)					(1,485)								(603)
Purchase of equity instruments	(2,159)								(2,159)
Disposal of equity instruments	468							6	462
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					9,695		(54)		(11,076)	1,298	137
Increases (decreases) due to business combinations	0
Share-based payment	(55)				(55)
Others increases or (-) decreases of the equity	(275)			15	49			(362)						23
Equity at end of period at Jun. 30, 2024	103,648	7,747	41,604	735	189	82,324	0	(5,816)	(6)	6,059	0	(36,963)	(1,872)	9,647
Equity at beginning of period (Previously stated) at Dec. 31, 2024	107,327	7,576	40,079	0	217	82,326	0	(5,976)	(68)	12,574	(1,532)	(36,595)	(2,020)	10,746
Equity at beginning of period (Adjustments due to changes in accounting policies) at Dec. 31, 2024	0
Equity at beginning of period (Adjustments due to errors) at Dec. 31, 2024	0
Equity at beginning of period at Dec. 31, 2024	107,327	7,576	40,079	0	217	82,326	0	(5,976)	(68)	12,574	(1,532)	(36,595)	(2,020)	10,746
Total recognised income and expense	6,089									6,833		(1,342)	(32)	630
Other changes in equity	(4,431)	(133)	(1,587)		54	9,628		(946)	63	(12,574)	1,532	372	20	(860)
Issuance of ordinary shares	0
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	0
Conversion of financial liabilities into equity	0
Capital reduction	0	(133)	(1,587)					133	1,587
Dividends recognised as distributions to owners	(2,462)					(1,643)								(819)
Purchase of equity instruments	(2,021)								(2,021)
Disposal of equity instruments	529							32	497
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					11,271		(601)		(12,574)	1,532	372	20	(20)
Increases (decreases) due to business combinations	(5)													(5)
Share-based payment	(66)				(66)
Others increases or (-) decreases of the equity	(406)				120			(510)						(16)
Equity at end of period at Jun. 30, 2025	€ 108,985	€ 7,443	€ 38,492	€ 0	€ 271	€ 91,954	€ 0	€ (6,922)	€ (5)	€ 6,833	€ 0	€ (37,565)	€ (2,032)	€ 10,516